UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRI	Nuveen Real Asset Income and Growth Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.3% (98.4% of Total Investments)

	COMMON STOCKS – 58.2% (40.8% of Total Investments)

	Air Freight & Logistics – 0.9%

106,428	BPost SA, (2)	$1,727,117
63,027	Oesterreichische Post AG, (2)	2,635,211
	Total Air Freight & Logistics	4,362,328

	Commercial Services & Supplies – 0.1%

43,310	Covanta Holding Corp	703,787

	Diversified Telecommunication Services – 1.4%

962,501	HKBN Ltd, (2)	1,648,779
1,297,804	HKT Trust & HKT Ltd, (2)	1,784,555
6,850,762	NetLink NBN Trust	3,908,851
	Total Diversified Telecommunication Services	7,342,185

	Electric Utilities – 6.6%

2,470,022	AusNet Services, (2)	2,901,329
516,243	Contact Energy Ltd, (2)	1,994,837
151,875	Endesa SA, (2), (3)	3,275,899
256,329	Enel Chile SA	1,284,208
748,674	Enel SpA, (2)	3,826,866
863,192	Infratil Ltd, (2)	2,039,299
288,780	Mercury NZ Ltd, (2)	644,248
277,538	Power Assets Holdings Ltd, (2)	1,929,150
50,172	Red Electrica Corp SA, (2), (3)	1,048,873
69,565	Southern Co/The	3,033,034
4,324,117	Spark Infrastructure Group, (2)	7,004,635
199,480	SSE PLC, (2)	2,979,006
257,352	Transmissora Alianca de Energia Eletrica SA	1,274,477
	Total Electric Utilities	33,235,861

	Equity Real Estate Investment Trusts – 32.9%

71,339	AEW UK REIT PLC	88,706
43,158	American Hotel Income Properties REIT LP	306,398
151,429	Apple Hospitality REIT Inc.	2,648,493
130,295	Armada Hoffler Properties Inc.	1,968,757
235,462	Artis Real Estate Investment Trust	2,141,972
811,257	Ascendas Real Estate Investment Trust, (2)	1,567,027
114,861	Automotive Properties Real Estate Investment Trust	949,727
28,982	Brixmor Property Group Inc.	507,475
333,784	Centuria Industrial REIT	685,223
542,393	Centuria Metropolitan REIT	991,934
180,091	City Office REIT Inc.	2,272,748
22,985	Cofinimmo SA, (2)	2,868,360
1,774,512	Concentradora Fibra Hotelera Mexicana SA de CV, 144A	1,159,682
11,039	Covivio, (2)	1,152,661
11,711	CT Real Estate Investment Trust	116,507
99,272	DDR Corp	1,329,252
71,399	Dream Global Real Estate Investment Trust	820,869
180,086	Dream Industrial Real Estate Investment Trust	1,409,569
155,185	Easterly Government Properties Inc.	3,005,933
473,811	Fibra Uno Administracion SA de CV	626,634
3,397,159	Fortune Real Estate Investment Trust, (2)	4,028,709
2,138,673	Frasers Centrepoint Trust	3,551,288
6,670,017	Frasers Logistics & Industrial Trust, (2)	5,218,153
102,581	Gaming and Leisure Properties Inc.	3,615,980

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	Equity Real Estate Investment Trusts (continued)

361,551	GDI Property Group, (2)	$345,069
36,266	Gramercy Property Trust	995,139
238,585	Growthpoint Properties Australia Ltd, (2)	670,485
131,057	Hamborner REIT AG, (2)	1,382,190
150,347	HCP Inc.	3,957,133
49,091	ICADE	4,536,971
3,989,001	IGB Real Estate Investment Trust, (2)	1,629,537
56,904	Immobiliare Grande Distribuzione SIIQ SpA	437,241
160,268	Independence Realty Trust Inc.	1,687,622
38,783	Investors Real Estate Trust	231,922
45,413	Iron Mountain Inc.	1,567,657
501	Kenedix Retail REIT Corp, (2)	1,073,324
3,624,552	Keppel DC REIT, (2)	3,629,216
4,135	Klepierre SA, (2)	146,936
253,752	Lar Espana Real Estate Socimi SA, (3)	2,583,808
36,892	Lexington Realty Trust	306,204
108,135	Macerich Co/The	5,978,784
393,147	Macquarie Mexico Real Estate Management SA de CV	471,213
1,426,520	Mapletree Commercial Trust	1,680,039
1,190,311	Mapletree Industrial Trust, (2)	1,724,586
8,270,120	Mapletree Logistics Trust, (2)	7,442,110
176,265	MedEquities Realty Trust Inc.	1,713,296
435,968	Medical Properties Trust Inc.	6,500,283
822	Mercialys SA, (2)	13,246
110,070	MGM Growth Properties LLC	3,245,964
11,226	National Health Investors Inc.	848,573
669,876	National Storage REIT, (2)	809,061
525,896	NewRiver REIT PLC, (2)	1,763,552
731,347	Nexus Real Estate Investment Trust	1,138,085
118,864	Northview Apartment Real Estate Investment Trust	2,359,519
122,824	NorthWest Healthcare Properties Real Estate Investment Trust	1,065,968
24,509	NSI NV	1,008,772
1,421,865	Parkway Life Real Estate Investment Trust, (2)	2,807,260
170,913	Physicians Realty Trust	2,881,593
1,492,199	PLA Administradora Industrial S de RL de CV	2,291,643
1,165,669	Propertylink Group	939,503
98,012	Retail Properties of America Inc.	1,194,766
77,797	Sabra Health Care REIT Inc.	1,798,667
1,241,347	Scentre Group, (2)	3,567,330
177,902	Slate Office REIT	1,088,086
74,190	Spirit Realty Capital Inc.	597,971
321,119	STAG Industrial Inc.	8,830,772
2,518	Star Asia Investment Corp, (2)	2,297,647
203,350	Stockland, (2)	610,854
35,646	Stride Property Group	46,074
105,665	Summit Hotel Properties Inc.	1,429,647
681,915	Summit Industrial Income REIT	4,740,910
1,110,522	Target Healthcare REIT Ltd	1,657,336
761,510	Tritax EuroBox PLC, (3)	1,044,661
178,779	True North Commercial Real Estate Investment Trust	917,667
5,284	Unibail-Rodamco-Westfield, (2)	1,064,444
209	Urstadt Biddle Properties Inc.	4,450
201,307	Ventas Inc.	10,947,075
459,985	VEREIT Inc.	3,339,491
668,603	Vicinity Centres, (2)	1,268,502
731,962	Viva Energy REIT, (2)	1,165,110
41,089	Weingarten Realty Investors	1,222,809
212,239	WPT Industrial Real Estate Investment Trust	2,780,331
	Total Equity Real Estate Investment Trusts	166,510,161

	Gas Utilities – 0.8%

84,768	AltaGas Ltd	1,348,649
8,159	AmeriGas Partners LP	322,362
94,681	Naturgy Energy Group SA, (2), (3)	2,581,001
	Total Gas Utilities	4,252,012

Shares	Description (1)	Value

	Health Care Providers & Services – 0.1%

32,347	Sienna Senior Living Inc.	$428,739

	Independent Power & Renewable Electricity Producers – 0.6%

54,262	Brookfield Renewable Partners LP	1,644,265
8,750	Clearway Energy Inc.	168,437
523,032	Meridian Energy Ltd, (2)	1,138,715
	Total Independent Power & Renewable Electricity Producers	2,951,417

	Industrial Conglomerates – 0.4%

618,887	Hopewell Holdings Ltd, (2)	2,037,008

	Media – 0.1%

18,197	Eutelsat Communications SA, (2)	429,912

	Mortgage Real Estate Investment Trusts – 2.5%

124,080	Blackstone Mortgage Trust Inc.	4,157,921
138,781	KKR Real Estate Finance Trust Inc.	2,799,213
100,865	Starwood Property Trust Inc.	2,170,615
187,581	TPG RE Finance Trust Inc.	3,755,372
	Total Mortgage Real Estate Investment Trusts	12,883,121

	Multi-Utilities – 2.5%

247,365	Engie SA, (2)	3,641,769
53,182	National Grid PLC	2,758,019
767,488	REN – Redes Energeticas Nacionais SGPS SA, (2)	2,166,545
74,879	Suez, (2)	1,065,146
1,263,122	Vector Ltd, (2)	2,890,362
	Total Multi-Utilities	12,521,841

	Oil, Gas & Consumable Fuels – 5.9%

120,613	Enagas SA, (2)	3,250,907
321,583	Enbridge Inc.	10,383,915
5,407	Enbridge Income Fund Holdings Inc.	131,318
149,603	Energy Transfer Equity LP	2,607,580
139,631	Enterprise Products Partners LP	4,011,599
156,573	Inter Pipeline Ltd	2,715,314
716	Magellan Midstream Partners LP	48,488
39,693	ONEOK Inc.	2,690,788
808,499	Snam SpA, (2)	3,362,127
10,293	Targa Resources Corp	579,599
	Total Oil, Gas & Consumable Fuels	29,781,635

	Real Estate Management & Development – 0.6%

151,204	Atrium European Real Estate Ltd	670,622
13,932	Brookfield Property Partners LP	291,039
102,188	Dios Fastigheter AB, (2)	653,756
38,807	Essential Properties Realty Trust Inc.	550,671
1,153,849	Sirius Real Estate Ltd, (2)	928,033
	Total Real Estate Management & Development	3,094,121

	Road & Rail – 0.3%

527,114	Aurizon Holdings Ltd, (2)	1,564,970

	Semiconductors & Semiconductor Equipment – 0.2%

1,004	Canadian Solar Infrastructure Fund Inc., (2), (DD1)	890,422

	Trading Companies & Distributors – 0.0%

12,668	Fortress Transportation & Infrastructure Investors LLC	230,304

	Transportation Infrastructure – 1.4%

91,882	Atlantia SpA, (2)	1,906,249
51,436	Macquarie Infrastructure Corp	2,372,743

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)				Value

	Transportation Infrastructure (continued)

195,315	Sydney Airport, (2)				$972,178
255,572	Transurban Group, (2)				2,071,239
	Total Transportation Infrastructure				7,322,409

	Water Utilities – 0.9%

659,448	Aguas Andinas SA				365,394
8,933	Cia de Saneamento do Parana				91,662
1,209,730	Inversiones Aguas Metropolitanas SA, (2)				1,810,195
228,750	United Utilities Group PLC, (2)				2,099,911
	Total Water Utilities				4,367,162
	Total Common Stocks (cost $286,253,910)				294,909,395

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 23.6% (16.6% of Total Investments)

	Diversified Financial Services – 0.4%

$930	National Rural Utilities Cooperative Finance Corp	5.250%	4/20/46	A3	$953,528
1,325	RKP Overseas Finance 2016 A Ltd, Reg S	7.950%	N/A (6)	B1	1,115,198
	Total Diversified Financial Services				2,068,726

	Electric Utilities – 6.5%

2,265	AES Gener SA, 144A	8.375%	12/18/73	BB	2,309,870
1,150	AusNet Services Holdings Pty Ltd, Reg S	5.750%	3/17/76	BBB	1,184,629
995	ComEd Financing III	6.350%	3/15/33	Baa2	1,052,033
8,083	Emera Inc.	6.750%	6/15/76	BBB–	8,608,395
3,890	Enel SpA, 144A	8.750%	9/24/73	BBB–	4,298,450
3,709	NextEra Energy Capital Holdings Inc., (3-Month LIBOR reference rate + 2.068% spread), (7)	4.405%	10/01/66	BBB	3,579,185
6,593	NextEra Energy Capital Holdings Inc., (3-Month LIBOR reference rate + 2.125% spread), (7)	4.466%	6/15/67	BBB	6,312,798
3,390	PPL Capital Funding Inc., (3-Month LIBOR reference rate + 2.665% spread), (7)	5.051%	3/30/67	BBB	3,346,913
1,160	Southern Co/The	5.500%	3/15/57	BBB	1,175,751
1,115	SSE PLC, Reg S	4.750%	9/16/77	BBB	1,080,720
	Total Electric Utilities				32,948,744

	Energy Equipment & Services – 4.3%

901	Energy Transfer Partners LP	6.250%	N/A (6)	BB	867,213
5,814	Energy Transfer Partners LP, (3-Month LIBOR reference rate + 3.018% spread), (7)	5.361%	11/01/66	Ba1	5,145,390
5,819	TransCanada PipeLines Ltd, (3-Month LIBOR reference rate + 2.210% spread), (7)	4.524%	5/15/67	Baa1	5,428,958
4,795	Transcanada Trust	5.625%	5/20/75	Baa2	4,699,100
3,295	Transcanada Trust	5.875%	8/15/76	Baa2	3,365,019
2,315	Transcanada Trust	5.300%	3/15/77	Baa2	2,202,144
	Total Energy Equipment & Services				21,707,824

	Gas Utilities – 0.4%

1,165	SK E&S Co Ltd, 144A	4.875%	N/A (6)	BB+	1,144,613
750	Towngas Finance Ltd, Reg S	4.750%	N/A (6)	A–	752,245
	Total Gas Utilities				1,896,858

	Marine – 0.2%

1,190	Royal Capital BV, Reg S	5.500%	N/A (6)	N/R	1,184,813

	Multi-Utilities – 3.3%

4,390	CenterPoint Energy Inc. (WI/DD)	6.125%	N/A (6)	BBB	4,461,338
1,905	Dominion Energy Inc., (3-Month LIBOR reference rate + 2.825% spread), (7)	5.161%	6/30/66	BBB–	1,885,950
875	Dominion Energy Inc., (3-Month LIBOR reference rate + 2.300% spread), (7)	4.636%	9/30/66	BBB–	844,375
950	NiSource Inc., 144A	5.650%	N/A (6)	BBB–	940,500
2,498	RWE AG, Reg S	6.625%	7/30/75	BB+	2,600,768
6,167	WEC Energy Group Inc., (3-Month LIBOR reference rate + 2.113% spread), (7)	4.426%	5/15/67	BBB	5,974,035
	Total Multi-Utilities				16,706,966

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Oil, Gas & Consumable Fuels – 7.5%

$2,040		Buckeye Partners LP	6.375%	1/22/78	Ba1	$1,934,114
866		DCP Midstream LP	7.375%	N/A (6)	BB–	861,670
3,391		Enbridge Energy Partners LP, (3-Month LIBOR reference rate + 3.798% spread), (7)	6.135%	10/01/77	BB+	3,357,090
8,115		Enbridge Inc.	6.000%	1/15/77	BBB–	7,835,944
9,010		Enbridge Inc.	5.500%	7/15/77	BBB–	8,339,124
2,380		Enbridge Inc.	6.250%	3/01/78	BBB–	2,296,891
3,845		Enterprise Products Operating LLC	5.250%	8/16/77	Baa2	3,588,757
1,634		Enterprise Products Operating LLC	4.875%	8/16/77	Baa2	1,552,779
3,930		Enterprise Products Operating LLC, (3-Month LIBOR reference rate + 2.778% spread), (7)	5.099%	6/01/67	Baa2	3,910,457
4,415		Plains All American Pipeline LP	6.125%	N/A (6)	BB	4,299,106
		Total Oil, Gas & Consumable Fuels				37,975,932

		Real Estate Management & Development – 1.0%

4,250		AT Securities BV, Reg S	5.250%	N/A (6)	BBB–	4,010,937
1,090	EUR	CPI Property Group SA, Reg S	4.375%	N/A (6)	BB+	1,215,733
		Total Real Estate Management & Development				5,226,670
		Total $1,000 Par (or similar) Institutional Preferred (cost $122,491,733)				119,716,533

Shares		Description (1)	Coupon		Ratings (4)	Value

		$25 PAR (OR SIMILAR) RETAIL PREFERRED – 23.3% (16.3% of Total Investments)

		Electric Utilities – 3.9%

119,171		Brookfield Infrastructure Partners LP	5.350%		BBB–	$2,366,536
75,641		Entergy Arkansas Inc.	4.875%		A	1,777,563
28,763		Entergy Louisiana LLC	4.875%		A	667,302
11,061		Entergy Texas Inc.	5.625%		A	281,171
118,611		Georgia Power Co	5.000%		BBB	2,783,800
123,568		Integrys Holding Inc., (2)	6.000%		BBB	3,206,590
86,477		NextEra Energy Capital Holdings Inc.	5.250%		BBB	2,099,662
48,138		NextEra Energy Capital Holdings Inc.	5.000%		BBB	1,136,538
132,199		Southern Co/The	5.250%		BBB	3,081,559
95,661		Southern Co/The	5.250%		BBB	2,235,598
		Total Electric Utilities				19,636,319

		Equity Real Estate Investment Trusts – 14.7%

93,020		American Homes 4 Rent	6.350%		N/R	2,276,199
76,263		American Homes 4 Rent	5.875%		BB	1,762,438
32,071		American Homes 4 Rent	6.500%		N/R	801,775
73,477		American Homes 4 Rent	5.875%		BB	1,706,871
106,986		CBL & Associates Properties Inc.	7.375%		BB–	1,708,566
25,776		Cedar Realty Trust Inc.	7.250%		N/R	636,409
100,609		Cedar Realty Trust Inc.	6.500%		N/R	2,228,489
160,671		City Office REIT Inc.	6.625%		N/R	4,002,315
32,546		Colony Capital Inc.	7.500%		N/R	772,642
3,936		Colony Capital Inc.	7.150%		N/R	89,583
54,749		Colony Capital Inc.	7.125%		N/R	1,244,992
111,120		Colony Capital Inc.	7.125%		N/R	2,526,869
77,366		DDR Corp	6.375%		BB+	1,889,278
60,451		Digital Realty Trust Inc.	5.250%		Baa3	1,444,174
79,423		EPR Properties	5.750%		Baa3	1,845,791
21,636		Gladstone Commercial Corp	7.000%		N/R	540,251
57,379		Hersha Hospitality Trust	6.875%		N/R	1,409,802
110,689		Hersha Hospitality Trust	6.500%		N/R	2,554,702
170,485		Hersha Hospitality Trust	6.500%		N/R	3,950,137
129,166		Investors Real Estate Trust	6.625%		N/R	3,196,858
60,884		Kimco Realty Corp	5.250%		Baa2	1,358,322
12		LaSalle Hotel Properties	6.375%		N/R	297
83,982		LaSalle Hotel Properties	6.300%		N/R	2,045,802
4,387		Mid-America Apartment Communities Inc.	8.500%		BBB–	289,542

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares		Description (1)	Coupon		Ratings (4)	Value

		Equity Real Estate Investment Trusts (continued)

150,798		Monmouth Real Estate Investment Corp	6.125%		N/R	$3,611,612
32,137		National Retail Properties Inc.	5.200%		Baa2	720,190
111,414		Pebblebrook Hotel Trust	6.500%		N/R	2,729,643
82,654		Pebblebrook Hotel Trust	6.375%		N/R	2,058,085
43,244		Pennsylvania Real Estate Investment Trust	6.875%		N/R	934,935
50,067		PS Business Parks Inc.	5.250%		BBB	1,144,031
65,694		PS Business Parks Inc.	5.200%		Baa2	1,470,232
398		Rexford Industrial Realty Inc.	5.875%		BB	9,847
33,247		Saul Centers Inc.	6.125%		N/R	768,006
3,499		Senior Housing Properties Trust	6.250%		BBB–	90,764
38,712		STAG Industrial Inc.	6.875%		BB+	1,006,512
38,803		Summit Hotel Properties Inc.	6.450%		N/R	939,033
121,710		Summit Hotel Properties Inc.	6.250%		N/R	2,872,356
21,122		Sunstone Hotel Investors Inc.	6.950%		N/R	542,413
125,914		Sunstone Hotel Investors Inc.	6.450%		N/R	3,128,963
78,513		UMH Properties Inc.	8.000%		N/R	2,055,549
125,193		UMH Properties Inc.	6.750%		N/R	3,054,584
56,536		Urstadt Biddle Properties Inc.	6.750%		N/R	1,424,707
61,550		Urstadt Biddle Properties Inc.	6.250%		N/R	1,491,356
31,943		Ventas Realty LP / Ventas Capital Corp	5.450%		BBB+	788,034
137,661		Vornado Realty Trust	5.250%		BBB–	3,065,710
14,866		Washington Prime Group Inc.	6.875%		Ba1	304,753
		Total Equity Real Estate Investment Trusts				74,493,419

		Independent Power & Renewable Electricity Producers – 0.2%

57,364		Brookfield Renewable Partners LP	5.750%		BBB–	1,157,361

		Multi-Utilities – 2.3%

201,003		Dominion Energy Inc.	5.250%		BBB–	4,755,731
87,109		DTE Energy Co	6.000%		Baa2	2,248,283
117,575		DTE Energy Co	5.375%		Baa2	2,810,042
23,140		DTE Energy Co	5.250%		Baa2	559,294
59,723		DTE Energy Co	5.250%		Baa2	1,415,435
		Total Multi-Utilities				11,788,785

		Oil, Gas & Consumable Fuels – 1.4%

67,673		NGL Energy Partners LP	9.000%		N/R	1,668,139
131,433		NuStar Energy LP	8.500%		B1	3,137,306
43,213		NuStar Energy LP	7.625%		B1	937,290
61,981		Pembina Pipeline Corp	5.750%		BB+	1,251,473
		Total Oil, Gas & Consumable Fuels				6,994,208

		Real Estate Management & Development – 0.8%

65,796		Brookfield Property REIT Inc.	6.375%		N/R	1,595,553
97,061		Landmark Infrastructure Partners LP	8.000%		N/R	2,389,642
		Total Real Estate Management & Development				3,985,195
		Total $25 Par (or similar) Preferred Securities (cost $121,889,016)				118,055,287

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 21.3% (14.9% of Total Investments)

		Air Freight & Logistics – 0.0%

$175		Mexico City Airport Trust, 144A	5.500%	7/31/47	BBB+	$156,187

		Commercial Services & Supplies – 2.3%

1,435		Advanced Disposal Services Inc., 144A	5.625%	11/15/24	B	1,450,771
1,630		Covanta Holding Corp	5.875%	7/01/25	B1	1,646,300
900	EUR	DSV Miljoe Group AS, Reg S	5.900%	5/10/21	N/R	1,050,100
635		GFL Environmental Inc., 144A	5.375%	3/01/23	B–	596,900
1,530		Hulk Finance Corp, 144A	7.000%	6/01/26	B–	1,478,362
2,975		Tervita Escrow Corp, 144A	7.625%	12/01/21	B+	3,067,969

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Commercial Services & Supplies (continued)

$1,290		Waste Pro USA Inc., 144A	5.500%	2/15/26	B+	$1,260,975
1,025		Wrangler Buyer Corp, 144A	6.000%	10/01/25	CCC+	993,830
		Total Commercial Services & Supplies				11,545,207

		Communications Equipment – 0.4%

2,290		ViaSat Inc., 144A	5.625%	9/15/25	BB–	2,164,737

		Construction & Engineering – 0.3%

5,445,170	COP	Fideicomiso PA Concesion Ruta al Mar, 144A	6.750%	2/15/44	BBB–	1,805,040

		Diversified Financial Services – 0.7%

1,965		Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	10/01/25	BB	1,847,100
6,505	BRL	Swiss Insured Brazil Power Finance Sarl, 144A	9.850%	7/16/32	AAA	1,485,895
		Total Diversified Financial Services				3,332,995

		Diversified Telecommunication Services – 0.4%

727		Inmarsat Finance PLC, 144A	6.500%	10/01/24	BB+	737,905
1,110		Zayo Group LLC / Zayo Capital Inc., 144A	5.750%	1/15/27	B	1,112,220
		Total Diversified Telecommunication Services				1,850,125

		Electric Utilities – 5.4%

1,665		Acwa Power Management And Investments One Ltd, 144A	5.950%	12/15/39	BBB–	1,609,855
1,257		Brooklyn Navy Yard Cogeneration Partners LP, 144A	7.420%	10/01/20	B+	1,206,691
2,562		EnBW Energie Baden-Wuerttemberg AG, Reg S	5.125%	4/05/77	Baa2	2,574,810
650		Cemig Geracao e Transmissao SA, 144A	9.250%	12/05/24	B	669,500
355		Clearway Energy Operating LLC, 144A, (WI/DD)	5.750%	10/15/25	Ba2	358,328
935		Clearway Energy Operating LLC	5.000%	9/15/26	BB	895,262
4,742		Crockett Cogeneration LP, 144A	5.869%	3/30/25	BB+	4,261,109
1,400	GBP	Electricite de France SA, Reg S	5.875%	7/22/64	BBB	1,797,977
4,200		NextEra Energy Capital Holdings Inc.	4.800%	12/01/77	BBB	3,958,500
3,446		Panoche Energy Center LLC, 144A	6.885%	7/31/29	Baa3	3,440,705
4,265		Red Oak Power LLC	9.200%	11/30/29	BB–	4,846,106
1,890		Terraform Global Operating LLC, 144A	6.125%	3/01/26	BB	1,814,400
		Total Electric Utilities				27,433,243

		Equity Real Estate Investment Trusts – 1.7%

1,500	SGD	Cache Logistics Trust, Reg S	5.500%	8/01/68	N/R	1,092,820
1,745		CoreCivic Inc.	4.750%	10/15/27	Ba1	1,544,325
740		CyrusOne LP / CyrusOne Finance Corp	5.375%	3/15/27	BBB–	756,650
2,260		GEO Group Inc./The	6.000%	4/15/26	B+	2,163,950
565		Iron Mountain Inc., 144A	5.250%	3/15/28	BB–	524,037
1,230		Sabra Health Care LP	5.125%	8/15/26	BBB–	1,203,587
1,245		SBA Communications Corp	4.875%	9/01/24	B+	1,230,994
		Total Equity Real Estate Investment Trusts				8,516,363

		Gas Utilities – 1.9%

1,480		AmeriGas Partners LP / AmeriGas Finance Corp	5.750%	5/20/27	BB	1,450,400
517		Ferrellgas LP / Ferrellgas Finance Corp	6.750%	1/15/22	B–	451,082
17,005	MXN	Gas Natural Mexico SA de CV	7.670%	7/03/25	N/R	848,433
17,500	MXN	Infraestructura Energetica Nova SAB de CV	6.300%	2/02/23	Baa1	863,685
740		LBC Tank Terminals Holding Netherlands BV, 144A	6.875%	5/15/23	B	734,450
1,650		National Gas Co of Trinidad & Tobago Ltd, 144A	6.050%	1/15/36	BBB	1,658,250
1,695		NGL Energy Partners LP / NGL Energy Finance Corp	6.125%	3/01/25	B+	1,589,062
990		Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB–	1,004,850
1,060		Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	1,007,000
		Total Gas Utilities				9,607,212

		Health Care Providers & Services – 0.6%

3,035		CHS/Community Health Systems Inc.	6.250%	3/31/23	B	2,887,044

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Hotels, Restaurants & Leisure – 0.2%

$660		Grupo Posadas SAB de CV, 144A	7.875%	6/30/22	B+	$684,750
555		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	1/15/28	BB–	507,880
		Total Hotels, Restaurants & Leisure				1,192,630

		Independent Power & Renewable Electricity Producers – 0.5%

1,410		Azure Power Energy Ltd, 144A	5.500%	11/03/22	Ba3	1,337,300
1,080		Calpine Corp, 144A	5.250%	6/01/26	BB+	1,000,350
		Total Independent Power & Renewable Electricity Producers				2,337,650

		Mortgage Real Estate Investment Trusts – 0.1%

620		Starwood Property Trust Inc.	4.750%	3/15/25	BB–	593,718

		Multi-Utilities – 0.2%

1,045		Dominion Energy Inc.	5.750%	10/01/54	BBB–	1,087,108

		Oil, Gas & Consumable Fuels – 2.8%

280		Calumet Specialty Products Partners LP / Calumet Finance Corp	6.500%	4/15/21	B–	278,600
910		Calumet Specialty Products Partners LP / Calumet Finance Corp	7.625%	1/15/22	B–	912,275
2,480		DCP Midstream Operating LP, 144A	5.850%	5/21/43	BB–	2,294,000
1,725		Enterprise Products Operating LLC	5.375%	2/15/78	Baa2	1,594,985
1,705		Genesis Energy LP / Genesis Energy Finance Corp	5.625%	6/15/24	B+	1,611,225
125		Global Partners LP / GLP Finance Corp	6.250%	7/15/22	B+	123,830
450		Global Partners LP / GLP Finance Corp	7.000%	6/15/23	B+	455,625
1,105		Martin Midstream Partners LP / Martin Midstream Finance Corp	7.250%	2/15/21	B–	1,102,238
597		Odebrecht Drilling Norbe VIII/IX Ltd, 144A	6.350%	12/01/21	B–	584,681
2,095		Par Petroleum LLC / Par Petroleum Finance Corp, 144A	7.750%	12/15/25	BB–	2,084,525
1,175		PBF Holding Co LLC / PBF Finance Corp	7.250%	6/15/25	BB	1,233,750
1,075		Sunoco LP / Sunoco Finance Corp, 144A	5.875%	3/15/28	BB	1,032,000
1,140		TransMontaigne Partners LP / TLP Finance Corp	6.125%	2/15/26	BB	1,074,450
		Total Oil, Gas & Consumable Fuels				14,382,184

		Real Estate Management & Development – 1.7%

2,145		APL Realty Holdings Pte Ltd, Reg S	5.950%	6/02/24	Ba3	1,602,519
200		Dar Al-Arkan Sukuk Co Ltd, Reg S	6.875%	3/21/23	B1	187,802
800		Cibus Nordic Real Estate AB	4.181%	5/26/21	N/R	949,799
1,750	SGD	Frasers Property Treasury Pte Ltd, Reg S	3.950%	4/05/67	N/R	1,196,780
3,310		Hunt Cos Inc., 144A	6.250%	2/15/26	BB–	3,086,575
1,435		Kennedy-Wilson Inc.	5.875%	4/01/24	BB	1,413,475
200		RKI Overseas Finance 2016 B Ltd, Reg S	4.700%	9/06/21	BB–	190,477
		Total Real Estate Management & Development				8,627,427

		Road & Rail – 0.2%

815		Panama Canal Railway Co, 144A	7.000%	11/01/26	Ba1	806,840

		Sovereign – 0.2%

960		Instituto Costarricense de Electricidad, 144A	6.950%	11/10/21	Ba2	967,200

		Trading Companies & Distributors – 0.2%

890		Fortress Transportation & Infrastructure Investors LLC, 144A	6.500%	10/01/25	B1	883,725

		Transportation Infrastructure – 0.8%

220		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB	222,970
1,025		Aeropuertos Dominicanos Siglo XXI SA, 144A	6.750%	3/30/29	BB–	1,064,463
155		Delhi International Airport Ltd, 144A	6.125%	10/31/26	BB	156,550
4,200	MXN	Grupo Aeroportuario del Centro Norte SAB de CV	6.850%	6/07/21	N/R	219,067
670		HIDROVIAS INT FIN SARL, 144A	5.950%	1/24/25	BB	611,375
770	EUR	Swissport Financing Sarl, 144A	9.750%	12/15/22	CCC	965,816
1,065		Terminales Portuarios Euroandinos Paita SA, 144A	8.125%	4/01/37	BB+	1,107,911
		Total Transportation Infrastructure				4,348,152

Principal Amount (000) (5)	Description (1)			Coupon	Maturity	Ratings (4)	Value

	Water Utilities – 0.2%

$870	Aegea Finance Sarl, 144A			5.750%	10/10/24	Ba2	$811,275

	Wireless Telecommunication Services – 0.5%

2,535	Hughes Satellite Systems Corp			6.625%	8/01/26	BB–	2,452,613
	Total Corporate Bonds (cost $111,676,929)						107,788,675

Shares	Description (1)			Coupon		Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 6.0% (4.2% of Total Investments)

	Electric Utilities – 0.7%

66,380	NextEra Energy Inc.			6.123%		BBB	$3,780,341

	Equity Real Estate Investment Trusts – 2.4%

83,802	Braemar Hotels & Resorts Inc.			5.500%		N/R	1,588,048
3,021	Crown Castle International Corp, (2)			6.875%		N/R	3,259,991
31,505	EPR Properties			9.000%		BB	1,131,660
10,056	Equity Commonwealth			6.500%		Baa3	263,467
11,479	Lexington Realty Trust			6.500%		N/R	568,096
16,751	QTS Realty Trust Inc.			6.500%		B–	1,769,073
55,314	Ramco-Gershenson Properties Trust			7.250%		N/R	2,976,999
26,411	RLJ Lodging Trust			1.950%		B–	686,158
	Total Equity Real Estate Investment Trusts						12,243,492

	Multi-Utilities – 2.4%

70,455	CenterPoint Energy Inc.			7.000%		N/R	3,557,273
91,435	Dominion Energy Inc.			6.750%		BBB–	4,324,875
17,429	DTE Energy Co			5.000%		BBB+	901,428
23,950	Sempra Energy			6.000%		N/R	2,415,118
8,831	Sempra Energy			6.750%		N/R	886,103
	Total Mult-Utilities						12,084,797

	Oil, Gas & Consumable Fuels – 0.5%

76,389	Kinder Morgan Inc./DE			9.750%		N/R	2,539,934
	Total Convertible Preferred Securities (cost $30,790,558)						30,648,564

Principal Amount (000)	Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 4.6% (3.3% of Total Investments) (8)

	Capital Markets – 0.2%

$1,058	Hummel Station LLC, Construction Term Loan	8.242%	1-Month LIBOR	6.000%	10/27/22	BB–	$1,022,986

	Commercial Services & Supplies – 0.2%

758	EnergySolutions LLC, Term Loan B	6.136%	3-Month LIBOR	3.750%	5/09/25	B	764,733

	Electric Utilities – 0.2%

1,215	Homer City Generation LP, Term Loan	13.250%	1-Month LIBOR	11.000%	4/05/23	N/R	1,176,992

	Equity Real Estate Investment Trusts – 0.2%

1,140	VICI Properties 1 LLC, Replacement Term Loan	4.212%	1-Month LIBOR	2.000%	12/20/24	BBB–	1,143,118

	Hotels, Restaurants & Leisure – 0.2%

995	CityCenter Holdings LLC, Term Loan B	4.492%	1-Month LIBOR	2.250%	4/18/24	BB–	997,370

	Independent Power & Renewable Electricity Producers – 0.2%

1,332	Terra-Gen Finance Company LLC, Term Loan B	6.490%	1-Month LIBOR	4.250%	12/09/21	B+	1,122,412

	Industrial Conglomerates – 0.2%

1,052	Panda Liberty LLC, Term Loan B1, (DD1)	8.886%	3-Month LIBOR	6.500%	8/21/20	B+	978,253

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Principal Amount (000)		Description (1)	Coupon (8)	Reference Rate (8)	Spread (8)	Maturity (9)	Ratings (4)	Value

		Machinery – 0.3%

$1,340		Brookfield WEC Holdings Inc., 2nd Lien Term Loan	8.992%	1-Month LIBOR	6.750%	8/03/26	B–	$1,367,805

		Oil, Gas & Consumable Fuels – 1.1%

2,000		BCP Renaissance Parent LLC, Term Loan B	5.842%	3-Month LIBOR	3.500%	10/31/24	BB–	2,015,140
1,067		Brazos Delaware II LLC, Term Loan B	6.165%	1-Month LIBOR	4.000%	5/21/25	BB–	1,063,989
1,570		Limetree Bay Terminals LLC, (WI/DD)	TBD	TBD	TBD	TBD	BB–	1,538,608
803		Navitas Midstream Midland Basin LLC, Term Loan B	6.665%	1-Month LIBOR	4.500%	12/13/24	BB	802,227
5,440		Total Oil, Gas & Consumable Fuels						5,419,964

		Real Estate Management & Development – 1.4%

4,500		Brookfield Property REIT Inc., 1st Lien, Term Loan B	4.742%	1-Month LIBOR	2.500%	8/27/25	BB+	4,485,465
2,890		Invitation Homes Operating Partnership LP, Term Loan A	3.865%	1-Month LIBOR	1.700%	2/06/22	N/R	2,839,425
7,390		Total Real Estate Management & Development						7,324,890

		Water Utilities – 0.4%

2,125		GIP III Stetson I LP, Term Loan B	6.583%	3-Month LIBOR	4.250%	7/19/25	Ba3	2,140,279
$23,845		Total Variable Rate Senior Loan Interests (cost $23,475,140)						23,458,802

Principal Amount (000)		Description (1)			Coupon	Maturity	Ratings (4)	Value

		CONVERTIBLE BONDS – 1.2% (0.9% of Total Investments)

		Oil, Gas & Consumable Fuels – 0.9%

$5,845		Cheniere Energy Inc.			4.250%	3/15/45	N/R	$4,688,415

		Real Estate Management & Development – 0.3%

1,480		Tricon Capital Group Inc., 144A			5.750%	3/31/22	N/R	1,546,600
$7,325		Total Convertible Bonds (cost $5,591,170)						6,235,015

Principal Amount (000)		Description (1)			Interest Rate (10)	Maturity (10)		Value

		WHOLE LOANS – 1.0% (0.6% of Total Investments) (11), (12)

		Commercial Loans – 0.6%

$13,956		NCH Commercial Pool 2, NCH Corporation, (13), (14), (15)			11.925%	1/01/49		$2,761,903

		Multifamily Loans – 0.4%

4,383		NCH Multifamily Pool 2, NCH Corporation, (13), (14), (15)			11.925%	1/01/49		1,841,757
$18,339		Total Whole Loans (cost $18,850,284)						4,603,660

Shares		Description (1), (16)						Value

		INVESTMENT COMPANIES – 0.7% (0.5% of Total Investments)

8,716,743		Keppel Infrastructure Trust						$3,156,277
371,880		Starwood European Real Estate Finance Limited						533,179
		Total Investment Companies (cost $3,698,188)						3,689,456

Principal Amount (000) (5)		Description (1)			Coupon	Maturity	Ratings (4)	Value

		SOVEREIGN DEBT – 0.2% (0.2% of Total Investments)

		India – 0.2%

80,000	INR	National Highways Authority of India, Reg S			7.300%	5/18/22	N/R	$1,037,223
		Total Sovereign Debt (cost $1,258,221)						1,037,223

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	MORTGAGE-BACKED SECURITIES – 0.2% (0.1% of Total Investments)

$800	BTH-13 Mortgage Backed Securities Trust, Series MSBT 2018-13 A, 144A, (1-Month LIBOR reference rate + 2.500% spread), (7)	4.621%	8/18/21	N/R	$800,752
	Total Mortgage-Backed Securities (cost $800,000)				800,752
	Total Long-Term Investments (cost $726,775,149)				710,943,362

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.3% (1.6% of Total Investments)

	REPURCHASE AGREEMENTS – 2.3% (1.6% of Total Investments)

$11,858	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $11,859,004, collateralized by: $4,510,000 U.S. Treasury Bonds, 3.625%, due 2/15/44, value $4,873,984; 7,265,000 U.S. Treasury Notes, 2.750%, due 7/31/23, value 7,228,857	1.050%	10/01/18		$11,857,966
	Total Short-Term Investments (cost $11,857,966)				11,857,966
	Total Investments (cost $738,633,115) – 142.6%				722,801,328
	Borrowings – (44.4)% (17), (18)				(225,225,000)
	Other Assets Less Liabilities – 1.8% (19)				9,325,918
	Net Assets – 100%				$506,902,246

Investment in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (20)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$112,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$6,042,672	$6,042,672

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JRI	Nuveen Real Asset Income and Growth Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$175,763,777	$119,145,618	$—	$294,909,395
$1,000 Par (or similar) Institutional Preferred	—	119,716,533	—	119,716,533
$25 Par (or similar) Retail Preferred	114,848,697	3,206,590	—	118,055,287
Corporate Bonds	—	107,788,675	—	107,788,675
Convertible Preferred Securities	27,388,573	3,259,991	—	30,648,564
Variable Rate Senior Loan Interests	—	23,458,802	—	23,458,802
Convertible Bonds	—	6,235,015	—	6,235,015
Whole Loans	—	—	4,603,660	4,603,660
Investment Companies	3,689,456	—	—	3,689,456
Sovereign Debt	—	1,037,223	—	1,037,223
Mortgage-Backed Securities	—	800,752	—	800,752

Short-Term Investments:
Repurchase Agreements	—	11,857,966	—	11,857,966

Investments in Derivatives:
Interest Rate Swaps*	—	6,042,672	—	6,042,672
Total	$321,690,503	$402,549,837	$4,603,660	$728,844,000
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$—	$(37,083,892)	$37,083,892	$—	$—	$—
Convertible Preferred Securities	—	(3,259,991)	3,259,991	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$752,025,365
Gross unrealized:
Appreciation	$20,792,912
Depreciation	(50,016,949)
Net unrealized appreciation (depreciation) of investments	$(29,224,037)

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	6,042,672

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Perpetual security. Maturity date is not applicable.

(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(8)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(9)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(10)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(11)	Interest rates on whole loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(12)

Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(13)

Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(14)	Loan is currently default with regards to scheduled interest and/or principal payments.

(15)

Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investments are classified as Level 3 unless otherwise noted.

(16)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(17)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings.

(18)	Borrowings as a percentage of Total Investments is 31.2%.

(19)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(20)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

COP	Columbian Peso

DD1	Portion of investment purchased on a delayed delivery basis.

EUR	Euro

GBP	Pound Sterling

INR	Indian Rupee

LIBOR	London Inter-Bank Offered Rate

MXN	Mexican Peso

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

SGD	Singapore Dollar

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018